CONVERTIBLE NOTES PAYABLE ON FOLLOWING DATES QUARTERLY (Details) (USD $)	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2012
CONVERTIBLE NOTES PAYABLE ON FOLLOWING DATE [Abstract]
Convertible Notes Issued On November 16 2011 1	$ 0	$ 0	$ 250,000
Convertible Notes Issued On January 16 2012 1	0	0	250,000
Convertible Notes Issued On March 7 2012 1	220,438	220,438	200,000
Convertible Notes Issued On May 30 2012 1	200,000	200,000	0
Convertible Notes Issued On February 26 2013 1	350,000	350,000	0
Convertible Notes Issued On July 16 2013 1		125,000	0
Convertible Notes Issued On August 27 2013 1		153,000	0
Sub Total Convertible Notes Payable 1		1,048,438	770,438
Discount Representing IThe Relative Fair Value Of The Warrants Issued And Ii The Beneficial Conversion Features 1	(444,788)	(645,829)	0
Accumulated Amortization Of Discount On Convertible Notes Payable 1	32,050	595,233	0
Remaining Discount 1	(412,738)	(50,596)	0
Total Amt Outstanding For Notes 1	$ 357,770	$ 997,842	$ 700,000